CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities:
Net loss	$ (373,404)	$ (1,193,106)	$ (22,762,622)	$ 2,920,382
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Depreciation	9,134	1,880	28,688
Amortization of intangible assets		108,333	758,333
Change in the fair value of derivatives		300,000		(3,156,582)
Beneficial conversion feature of Preferred B stock	11,000		434,200
Shares issued for financing costs	6,000	42,000
Shares issued for services		56,800	56,800
Changes in operating assets and liabilities
Prepaid expenses	(131,100)	364,336	334,336	(364,337)
Accounts payable and accrued interest	69,464	67,820	189,262	(1,045,767)
Deferred revenue	10,393	5,198	10,469
Accrued payroll officers	(13,700)	(2,000)	(21,500)	24,000
Net cash used in operating activities	(412,213)	(248,739)	(1,276,439)	(1,430,312)
Cash Flows From Investing Activities:
Acquisition of a business net of cash received		(977,761)	(977,761)
Net cash used in investing activities		(977,761)	(978,701)
Cash Flows From Financing Activities:
Proceeds from the Company’s equity line from the sale of common stock	258,597
Payments on promissory notes	25,000	(253,000)	(261,280)	(22,000)
Proceeds from the sale of Series B Preferred Stock	100,000	1,500,000
Proceeds from the issuance of convertible notes		3,000	3,000	334,000
Net cash provided by investing activities	383,597	1,250,000	2,300,989	1,462,812
Net Increase (Decrease) In Cash	(28,616)	23,500	45,848	32,501
Cash At The Beginning Of The Period	82,807	36,958	36,958
Cash At The End Of The Period	54,191	60,458	82,807	36,958
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes